Reporting Entity - Summary of Consolidated Subsidiaries (Detail) € in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of subsidiaries [line items]
Fiscal year end	--12-31
Capital stocks | ₩	₩ 1,789,079							₩ 1,789,079
LG Display America, Inc. [member]
Disclosure of subsidiaries [line items]
Location	San Jose, U.S.A.
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Sep. 24, 1999
Business	Sell Display products
Capital stocks | $			$ 411.0
LG Display Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Tokyo, Japan
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Oct. 12, 1999
Business	Sell Display products
Capital stocks					¥ 95
LG Display Germany GmbH [member]
Disclosure of subsidiaries [line items]
Location	Eschborn, Germany
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Nov. 05, 1999
Business	Sell Display products
Capital stocks | €				€ 1
LG Display Taiwan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Taipei, Taiwan
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Apr. 12, 1999
Business	Sell Display products
Capital stocks | $							$ 116
LG Display Nanjing Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Nanjing, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Jul. 15, 2002
Business	Manufacture Display products
Capital stocks		¥ 3,020.0
LG Display Shanghai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Shanghai, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Jan. 16, 2003
Business	Sell Display products
Capital stocks		4.0
LG Display Poland Sp. z o.o. [member]
Disclosure of subsidiaries [line items]
Location	Wroclaw, Poland
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Sep. 06, 2005
Business	Manufacture Display products
Capital stocks | zł						zł 511
LG Display Guangzhou Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Jun. 30, 2006
Business	Manufacture Display products
Capital stocks		1,655.0
LG Display Shenzhen Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Shenzhen, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Aug. 28, 2007
Business	Sell Display products
Capital stocks		4.0
LG Display Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Singapore
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Jan. 12, 2009
Business	Sell Display products
Capital stocks | $			1.1
L&T Display Technology (Fujian) Limited [member]
Disclosure of subsidiaries [line items]
Location	Fujian, China
Percentage of ownership	51.00%
Fiscal year end	--12-31
Date of incorporation	Jan. 05, 2010
Business	Manufacture and sell LCD module and LCD monitor sets
Capital stocks		116.0
LG Display Yantai Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Yantai, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Apr. 19, 2010
Business	Manufacture Display products
Capital stocks		1,008.0
Nanumnuri Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Gumi, South Korea
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Mar. 21, 2012
Business	Janitorial services
Capital stocks | ₩	₩ 800
LG Display (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou, China
Percentage of ownership	70.00%
Fiscal year end	--12-31
Date of incorporation	Dec. 10, 2012
Business	Manufacture and sell Display products
Capital stocks		8,232.0
Unified Innovative Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location	Wilmington, U.S.A.
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Mar. 12, 2014
Business	Manage intellectual property
Capital stocks | $			9.0
LG Display Guangzhou Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Apr. 28, 2015
Business	Sell Display products
Capital stocks		1.2
Global OLED Technology, LLC [member]
Disclosure of subsidiaries [line items]
Location	Herndon, U.S.A.
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Dec. 18, 2009
Business	Manage OLED intellectual property
Capital stocks | $			138.0
LG Display Vietnam Haiphong Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Haiphong Vietnam
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	May 05, 2016
Business	Manufacture Display products
Capital stocks | $			300.0
Suzhou Lehui Display Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Suzhou, China
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	Jul. 01, 2016
Business	Manufacture and sell LCD module and LCD monitor sets
Capital stocks		637.0
LG DISPLAY FUND I LLC [member]
Disclosure of subsidiaries [line items]
Location	Wilmington, U.S.A.
Percentage of ownership	100.00%
Fiscal year end	--12-31
Date of incorporation	May 01, 2015
Business	Invest in venture business and obtain technologies
Capital stocks | $			$ 2.0
LG Display High-Tech (China) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Location	Guangzhou, China
Percentage of ownership	69.00%
Fiscal year end	--12-31
Date of incorporation	Jul. 11, 2018
Business	Manufacture Display products
Capital stocks		¥ 6,517.0
Money market trust [member]
Disclosure of subsidiaries [line items]
Location	Seoul, South Korea
Percentage of ownership	100.00%
Fiscal year end	--12-31
Business	Money market trust
Capital stocks | ₩	₩ 24,501